FEDERATED HERMES INCOME SECURITIES TRUST

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

June 27, 2025

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

RE:	FEDERATED HERMES INCOME SECURITIES TRUST (the “Registrant”)

Federated Hermes Intermediate Corporate Bond Fund

Institutional Shares

Service Shares

Class R6 Shares

Federated Hermes Short-Term Income Fund

Class A Shares

Institutional Shares

Service Shares

Class R6 Shares (collectively, the “Funds”)

1933 Act File No. 033- 03164
1940 Act File No. 811-04577

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the above-named Registrant hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated June 30, 2025, that otherwise would have been filed under Rule 497(c) under the 1933 Act, do not differ from the forms of Prospectuses and Statements of Additional Information contained in the Registration Statement for the Funds which was electronically filed pursuant to Rule 485(b) as Post-Effective Amendment No. 253 on June 24, 2025.

If you have any questions on the enclosed material, please contact Christina Eifler at Christina.Eifler@FederatedHermes.com or (724) 720-8832.

Very truly yours,

/s/ George F. Magera
George F. Magera
Assistant Secretary